Income Tax Expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Tax Expense
32.	Income Tax Expense

(1)	Income tax expenses for the years ended December 31, 2018, 2017 and 2016 consist of the following:

(In millions of won)
	2018		2017	2016
Current tax expense
Current year	￦	362,265	424,773	473,543
Current tax of prior years(*)		(22,575)	(105,158)	(11,925)

		339,690	319,615	461,618

Deferred tax expense
Changes in net deferred tax assets		504,288	426,039	(25,580)

Income tax expense	￦	843,978	745,654	436,038

(*)	Current tax of prior years are mainly composed of the income tax refund due to a change in the interpretation of the tax authority in relation to the income tax previously recognized by the Group.

(2)

The difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes for the years ended December 31, 2018, 2017 and 2016 is attributable to the following:

(In millions of won)
	2018		2017	2016
Income taxes at statutory income tax rate	￦	1,083,029	823,124	506,804
Non-taxable income		(19,450)	(40,080)	(38,989)
Non-deductible expenses		26,724	31,285	52,648
Tax credit and tax reduction		(17,580)	(34,300)	(29,484)
Changes in unrecognized deferred taxes		(177,902)	31,857	(84,276)
Changes in tax rate		(3,983)	43,977	1,736
Income tax refund etc.		(46,860)	(110,209)	27,599

Income tax expense	￦	843,978	745,654	436,038

(3)	Deferred taxes directly charged to (credited from) equity for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Valuation gain on financial assets measured at fair value	￦	41,461	—	—
Valuation gain (loss) on available-for-sale financial assets		—	(55,883)	82,993
Share of other comprehensive income (loss) of associates		278	(260)	2
Valuation gain (loss) on derivatives		(9,223)	(3,019)	4,454
Remeasurement of defined benefit liabilities		10,843	1,618	3,174

	￦	43,359	(57,544)	90,623

(4)	Details of the changes in deferred tax assets (liabilities) for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	2018
	Beginning		Changes in Accounting Policies	Deferred tax expense (income)	Directly charged to (credited from) equity	Business combinations	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	￦	67,002	3,501	26,547	—	5,226	102,276
Accrued interest income		(2,467)	—	(218)	—	(28)	(2,713)
Financial assets measured at fair value		53,781	(282)	(15,203)	41,461	—	79,757
Investments in subsidiaries, associates and joint ventures		(937,629)	—	(642,736)	278	—	(1,580,087)
Property and equipment and intangible assets		(235,343)	—	71,912	—	(256,630)	(420,061)
Provisions		2,312	—	(6)	—	188	2,494
Retirement benefit obligation		38,360	—	12,888	10,843	21,943	84,034
Valuation gain on derivatives		25,956	—	14,682	(9,223)	—	31,415
Gain or loss on foreign currency translation		21,931	—	17	—	—	21,948
Reserve for research and manpower development		(2,387)	—	2,387	—	—	—
Incremental costs to acquire a contract		—	(566,633)	(74,207)	—	—	(640,840)
Contract assets and liabilities		—	(37,540)	11,082	—	—	(26,458)
Others		5,506	—	22,627	—	4,418	32,551

		(962,978)	(600,954)	(570,228)	43,359	(224,883)	(2,315,684)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		72,417	—	50,482	—	—	122,899
Tax credit		—	—	15,458	—	—	15,458
		72,417	—	65,940	—	—	138,357

	￦	(890,561)	(600,954)	(504,288)	43,359	(224,883)	(2,177,327)

(In millions of won)
	2017
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Others	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	￦	61,911	5,091	—	—	67,002
Accrued interest income		(616)	(1,851)	—	—	(2,467)
Available-for-sale financial assets		101,472	8,192	(55,883)	—	53,781
Investments in subsidiaries, associates and joint ventures		(476,098)	(461,271)	(260)	—	(937,629)
Property and equipment and intangible assets		(253,323)	17,980	—	—	(235,343)
Provisions		7,448	(5,136)	—	—	2,312
Retirement benefit obligation		35,505	1,237	1,618	—	38,360
Valuation gain on derivatives		28,975	—	(3,019)	—	25,956
Gain or loss on foreign currency translation		19,369	2,562	—	—	21,931
Reserve for research and manpower development		(4,775)	2,388	—	—	(2,387)
Others		38,016	(30,186)	—	(2,324)	5,506

		(442,116)	(460,994)	(57,544)	(2,324)	(962,978)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		37,462	34,955	—	—	72,417

	￦	(404,654)	(426,039)	(57,544)	(2,324)	(890,561)

(5)

Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets, in the consolidated statements of financial position as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Loss allowance	￦	98,205	88,521
Investments in subsidiaries, associates and joint ventures		(233,234)	168,268
Other temporary differences		189,604	425,653
Unused tax loss carryforwards		849,850	921,309
Unused tax credit carryforwards		3,705	4,092

(6)	The amount of unused tax loss carryforwards and unused tax credit carryforwards which are not recognized as deferred tax assets as of December 31, 2018 are expiring within:

(In millions of won)
	Unused tax loss carryforwards		Unused tax credit carryforwards
Less than 1 year	￦	83,287	1,529
1 ~ 2 years		129,905	828
2 ~ 3 years		66,624	977
More than 3 years		570,034	371

	￦	849,850	3,705